Cover	Apr. 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 17, 2023
Entity File Number	001-35898
Entity Registrant Name	LINDBLAD EXPEDITIONS HOLDINGS, INC.
Entity Central Index Key	0001512499
Entity Tax Identification Number	27-4749725
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	96 Morton Street, 9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
City Area Code	212
Local Phone Number	261-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	LIND
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false